UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: September 30, 2002
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Senior Vice President
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  November 11, 2002

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $101,307

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1008    24955 SH       SOLE                     4000             20955
AFFILIATED COMPUTER CL A       COM              008190100     2923    68700 SH       SOLE                    45000             23700
ANADARKO PETROLEUM CORP        COM              032511107     3053    68542 SH       SOLE                    43400             25142
AUTOMATIC DATA PROCESSING INC  COM              053015103     1558    44800 SH       SOLE                    40000              4800
AVERY DENNISON CORP            COM              053611109     4826    84700 SH       SOLE                    48900             35800
CELGENE                        COM              151020104     2743   162900 SH       SOLE                    89400             73500
CHEVRONTEXACO CORP COM         COM              166764100      301     4350 SH       SOLE                                       4350
CITIGROUP INC                  COM              172967101     3401   114699 SH       SOLE                    71900             42799
CONVERGYS CORP                 COM              212485106     1837   122200 SH       SOLE                    62200             60000
COPART INC COM                 COM              217204106     2603   239875 SH       SOLE                   121000            118875
D R HORTON INC COM             COM              23331A109      196    10500 SH       SOLE                                      10500
DARDEN RESTAURANTS INC         COM              237194105     1234    50925 SH       SOLE                    10500             40425
DEVON ENERGY CORP COM          COM              25179M103     1103    22850 SH       SOLE                     3000             19850
DOLLAR GEN CORP COM            COM              256669102     4613   343720 SH       SOLE                   191600            152120
DORAL FINL CORP COM            COM              25811P100     1071    44362 SH       SOLE                                      44362
DUKE ENERGY CORPORATION        COM              264399106      250    12793 SH       SOLE                                      12793
ELI LILLY & CO                 COM              532457108     2900    52400 SH       SOLE                    30900             21500
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      305    13800 SH       SOLE                                      13800
FANNIE MAE                     COM              313586109     5406    90800 SH       SOLE                    54700             36100
FLEET BOSTON CORP              COM              339030108     1793    88200 SH       SOLE                    71800             16400
GATX CORP COM                  COM              361448103      216    10925 SH       SOLE                                      10925
GENERAL ELECTRIC CO            COM              369604103     4132   167640 SH       SOLE                    88600             79040
HIBERNIA CORP CL A             COM              428656102      787    39350 SH       SOLE                                      39350
HOME DEPOT                     COM              437076102     3229   123700 SH       SOLE                    73100             50600
IBM CORP                       COM              459200101     2433    41718 SH       SOLE                    22800             18918
IMPATH INC                     COM              45255G101     1793   138850 SH       SOLE                    77900             60950
JOHNSON & JOHNSON              COM              478160104      216     4000 SH       SOLE                                       4000
LOWES COS INC COM              COM              548661107     1219    29450 SH       SOLE                                      29450
MEDTRONIC                      COM              585055106     4901   116350 SH       SOLE                    70800             45550
MELLON FINANCIAL CORP COM      COM              58551A108      410    15800 SH       SOLE                                      15800
MICROSOFT CORP                 COM              594918104     3442    78690 SH       SOLE                    43700             34990
MOBILE MINI INC COM            COM              60740F105      527    40700 SH       SOLE                     8300             32400
PAYCHEX INC                    COM              704326107     5754   237066 SH       SOLE                   111900            125166
PROVIDENT BANKSHARES COM       COM              743859100      273    12646 SH       SOLE                                      12646
SHURGARD STORAGE CTRS COM      COM              82567D104      787    24900 SH       SOLE                     6000             18900
SUNGARD DATA SYSTEMS           COM              867363103     6170   317200 SH       SOLE                   184600            132600
SWIFT ENERGY CO                COM              870738101     1975   189927 SH       SOLE                   109600             80327
SYSCO CORP COM                 COM              871829107     2101    74000 SH       SOLE                    56000             18000
TIFFANY & CO                   COM              886547108     2550   119000 SH       SOLE                    87600             31400
TRAVELERS PPTY CAS CP CL B     COM              89420G406      139    10271 SH       SOLE                     6380              3891
UNISYS CORP COM                COM              909214108     2709   386961 SH       SOLE                   216810            170151
WAL-MART STORES INC            COM              931142103     3777    76700 SH       SOLE                    56000             20700
WASHINGTON MUTUAL INC          COM              939322103     5564   176800 SH       SOLE                   108500             68300
WILSON GREATBATCH TECHNOLOGIES COM              972232102      692    24900 SH       SOLE                     1500             23400
WYETH                          COM              983024100     2390    75150 SH       SOLE                    54100             21050